JPMorgan US Research Enhanced Equity Fund Average Annual Total Returns - A I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.77%	14.01%	11.86%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	24.60%	15.55%	12.75%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.70%	14.01%	11.11%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.59%	12.16%	10.00%